Condensed Consolidated Consolidated Statements Of Equity (Deficit) - USD ($) $ in Thousands	Total	Bridge Notes	Common Stock warrants	[1]	Common Stock warrants Merger	Retroactive application of the recapitalization	Previously Reported	Class A Common Stock	Preferred Stock	Adoption of accounting standards	Adjusted balance	Common Stock	Common Stock Bridge Notes	Common Stock Common Stock warrants	[1]	Common Stock Common Stock warrants Merger	Common Stock Retroactive application of the recapitalization	Common Stock Previously Reported	Common Stock Class A Common Stock	Common Stock Class A Common Stock Retroactive application of the recapitalization	Common Stock Class A Common Stock Previously Reported	Common Stock Class B Common Stock	Common Stock Class B Common Stock Retroactive application of the recapitalization	Common Stock Class B Common Stock Previously Reported	Common Stock Preferred Stock	Common Stock Adjusted balance	Common Stock Adjusted balance Class A Common Stock	Common Stock Adjusted balance Class B Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Bridge Notes	Additional Paid-in Capital Common Stock warrants	[1]	Additional Paid-in Capital Common Stock warrants Merger	Additional Paid-in Capital Retroactive application of the recapitalization	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Preferred Stock	Additional Paid-in Capital Adjusted balance	Treasury Stock	Treasury Stock Retroactive application of the recapitalization	Treasury Stock Previously Reported	Treasury Stock Adjusted balance	Accumulated Deficit	Accumulated Deficit Retroactive application of the recapitalization	Accumulated Deficit Previously Reported	Accumulated Deficit Adoption of accounting standards	Accumulated Deficit Adjusted balance
Beginning balance, Carrying amount at Dec. 31, 2018	$ 0					$ (135,316)	$ 135,316
Beginning balance, Shares outstanding (in shares) at Dec. 31, 2018	0					(55,002,000)	55,002,000
Balance at beginning of period at Dec. 31, 2018	$ 7,527					$ 135,315	$ (127,788)					$ 2					$ 2	$ 0	$ 0	$ 0	$ 0	$ 0	$ (1)	$ 1					$ 145,179					$ 122,815	$ 22,364			$ 0	$ 12,500	$ (12,500)		$ (137,654)	$ 0	$ (137,654)
Balance at beginning of period (in shares) at Dec. 31, 2018												15,481,000					15,481,000	0	0	(16,825,000)	16,825,000	0	(83,987,000)	83,987,000														0	(11,500,000)	11,500,000
Stock-based compensation	3,966																												3,966
Issuance of common stock upon exercise of stock options	121																												121
issuance of common stock upon exercise of stock options (shares)												146,000
Issuance of common stock on conversion (in shares)												15,447,000
Issuance of common stock on conversion	36,236											$ 1																	36,235
Net loss	(66,145)
Ending balance, Carrying amount at Dec. 31, 2019	$ 0					$ (171,321)	$ 171,321				$ 0
Ending balance, Shares outstanding (in shares) at Dec. 31, 2019	0					(76,971,000)	76,971,000				0
Balance at end of period at Dec. 31, 2019	$ (18,295)					$ 171,321	$ (189,616)			$ (650)	$ (18,945)	$ 3					$ 3	$ 0	$ 0	$ (1)	$ 1	$ 0	$ (1)	$ 1		$ 3	$ 0	$ 0	185,501					158,820	26,681		$ 185,501	$ 0	$ 12,500	$ (12,500)	$ 0	(203,799)	0	(203,799)	$ (650)	$ (204,449)
Balance at end of period (in shares) at Dec. 31, 2019	31,074,000											31,074,000					31,074,000	0	0	(72,319,000)	72,319,000	0	(83,987,000)	83,987,000		31,074,000	0	0										0	(11,500,000)	11,500,000	0
Stock-based compensation	$ 2,101																												2,101
Issuance of subsidiary preferred stock (Note 16)									$ 3,247																											$ 3,247
Issuance of common stock upon exercise of stock options	30																												30
issuance of common stock upon exercise of stock options (shares)												93,000
Issuance of common stock upon vesting of restricted stock awards (in shares)												2,143,000
Issuance of common stock in connection with acquisition (in shares)												55,000
Stock issued during period (in shares)																									999,000
Net loss	(9,145)																																									(9,145)
Ending balance, Carrying amount at Sep. 30, 2020	$ 0
Ending balance, Shares outstanding (in shares) at Sep. 30, 2020	0
Balance at end of period at Sep. 30, 2020	$ (22,712)											$ 3							$ 0			$ 0							190,879									$ 0				(213,594)
Balance at end of period (in shares) at Sep. 30, 2020												34,364,000							0			0																0
Beginning balance, Carrying amount at Dec. 31, 2019	$ 0					$ (171,321)	$ 171,321				$ 0
Beginning balance, Shares outstanding (in shares) at Dec. 31, 2019	0					(76,971,000)	76,971,000				0
Balance at beginning of period at Dec. 31, 2019	$ (18,295)					$ 171,321	$ (189,616)			$ (650)	$ (18,945)	$ 3					$ 3	$ 0	$ 0	$ (1)	$ 1	$ 0	$ (1)	$ 1		$ 3	$ 0	$ 0	185,501					158,820	26,681		$ 185,501	$ 0	$ 12,500	$ (12,500)	$ 0	(203,799)	0	(203,799)	$ (650)	$ (204,449)
Balance at beginning of period (in shares) at Dec. 31, 2019	31,074,000											31,074,000					31,074,000	0	0	(72,319,000)	72,319,000	0	(83,987,000)	83,987,000		31,074,000	0	0										0	(11,500,000)	11,500,000	0
Stock-based compensation	$ 2,390																												2,390
Issuance of subsidiary preferred stock (Note 16)									$ 3,247																											$ 3,247
Issuance of common stock upon exercise of stock options	$ 30																												30
issuance of common stock upon exercise of stock options (shares)	188											188,000
Issuance of common stock upon vesting of restricted stock awards (in shares)												2,376,000
Issuance of common stock in connection with acquisition (in shares)												55,000
Stock issued during period (in shares)																									999,000
Net loss	$ (19,535)																																									(19,535)
Ending balance, Carrying amount at Dec. 31, 2020	$ 0					$ (174,568)	$ 174,568
Ending balance, Shares outstanding (in shares) at Dec. 31, 2020	0					(79,055,000)	79,055,000
Balance at end of period at Dec. 31, 2020	$ (32,813)					$ 174,568	$ (207,381)					$ 3					$ 3	$ 0	$ 0	$ (1)	$ 1	$ 0	$ (1)	$ 1					191,168					$ 162,067	$ 29,101			$ 0	$ 12,500	$ (12,500)		(223,984)	$ 0	$ (223,984)
Balance at end of period (in shares) at Dec. 31, 2020	34,692,000							34,700,000				34,692,000					34,692,000	0	0	(101,022,000)	101,022,000	0	(83,987,000)	83,987,000														0	(11,500,000)	11,500,000
Stock-based compensation	$ 29,265																												29,265
Issuance of common stock due to Bridge Notes	106,353											$ 2																	106,351
Issuance of common stock due to Bridge Notes (in shares)												20,343,000
Issuance of common stock upon exercise of stock options	100																												100
issuance of common stock upon exercise of stock options (shares)												968,000
Issuance of common stock upon vesting of restricted stock awards (in shares)												461,000
Issuance of common stock upon vesting of restricted stock units (in shares)												102,000
Issuance of common stock on conversion (in shares)													7,736,000	3,251,000		11,187,000
Issuance of common stock on conversion		$ 77,097	$ 2,289		$ 38,329								$ 1			$ 1														$ 77,096	$ 2,289		$ 38,328
Issuance of sponsor earn-out shares	(17,659)																												(17,659)
Reverse recapitalization, net (in shares)												34,584,000
Reverse recapitalization, net (Note 4)	200,874											$ 4																	202,152													(1,282)
Net loss	(251,038)																																									(251,038)
Ending balance, Carrying amount at Sep. 30, 2021	$ 0
Ending balance, Shares outstanding (in shares) at Sep. 30, 2021	0
Balance at end of period at Sep. 30, 2021	$ 152,797											$ 11							$ 0			$ 0							$ 629,090									$ 0				$ (476,304)
Balance at end of period (in shares) at Sep. 30, 2021	113,324,000							113,300,000				113,324,000							0			0
Balance at beginning of period (in shares) at Sep. 08, 2021	31,625
Reverse recapitalization, net (in shares)	34,584
Reverse recapitalization, net (Note 4)	$ 200,874

[1]	Inclusive of warrants exercised for preferred stock then exchanged into common stock in connection with merger.